Investment Strategy	Jul. 31, 2026
PGIM Target Date Income Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund is intended for retired investors who seek income from fixed income investments with some capital appreciation from equities.The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Approximately 65% of the Fund’s assets will be allocated to Underlying Funds that provide exposure to fixed income investments, with the remainder invested in Underlying Funds that provide exposure to equity and equity-related securities and non-traditional asset classes (including U.S. and non-U.S. equities, commodities and real estate). The Fund is typically rebalanced periodically (typically monthly) to maintain the asset allocations with respect to the Underlying Funds in which the Fund is invested. The subadviser will review the Fund’s asset allocations to the Underlying Funds annually to determine, in its discretion, whether the allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may make changes to the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved or that the Fund will provide adequate income through the investor’s retirement. The information in the table below represents the strategic allocations for the Fund. The Fund’s actual allocations may differ from those shown in the table below by plus or minus 5%.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date Income Fund35%65%The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is intended for retired investors who seek income from fixed income investments with some capital appreciation from equities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2020 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors who retired in or within a few years of the year 2020 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2020 Fund40.44%59.56%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors who retired in or within a few years of the year 2020 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2025 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors who retired, or are expecting to retire, in or within a few years of the year 2025 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2025 Fund46.6%53.40%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors who retired, or are expecting to retire, in or within a few years of the year 2025 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or within a few years of the year 2030 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2030 Fund55.48%44.52%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or within a few years of the year 2030 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or within a few years of the year 2035 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2035 Fund67.08%32.92%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or within a few years of the year 2035 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or within a few years of the year 2040 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2040 Fund78.7%21.3%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or within a few years of the year 2040 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or within a few years of the year 2045 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2045 Fund86.92%13.08%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or within a few years of the year 2045 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or within a few years of the year 2050 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2050 Fund92.56%7.44%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or within a few years of the year 2050 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or within a few years of the year 2055 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2055 Fund95.68%4.32%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or within a few years of the year 2055 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or within a few years of the year 2060 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2060 Fund96.84%3.16%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or within a few years of the year 2060 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2065 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or within a few years of the year 2065 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2065 Fund97%3%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or within a few years of the year 2065 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Target Date 2070 Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international developed markets equity, emerging markets equity and other non-U.S. securities. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” Underlying Funds may gain exposure to non-traditional asset classes through investments in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. The Fund is designed for investors expecting to retire in or close to the year 2070 (the “target date”). The Fund is designed to accommodate investors who will either withdraw all of their assets from the Fund upon retirement or who will gradually withdraw assets from the Fund over a moderate time period following retirement. In addition to the anticipated retirement date, relevant factors for selection of the Fund may include age, risk tolerance, other investments owned, and planned withdrawals. The Fund’s allocations among Underlying Funds (and asset classes) will change over time in relation to the Fund’s target date. The Fund’s asset allocations to the Underlying Funds follow a glidepath that becomes more conservative prior to and for approximately 10 years following the target date, by reducing exposure to equity investments and non-traditional asset classes (including non-U.S. equities, commodities and real estate) and increasing exposure to fixed income investments (the “Glidepath”). Accordingly, the Fund’s exposure to equity investments and non-traditional asset classes may continue to decline until approximately 10 years after its target date, when allocations to equity investments and non-traditional asset classes will remain fixed at approximately 35% of the Fund’s assets, with the remainder invested in fixed income investments. In this prospectus, we refer to both the “strategic Glidepath” and the “current Glidepath.” The strategic Glidepath reflects the allocations between equity/non-traditional and fixed income assets through time based on long-term investment views and participant demographics. The strategic Glidepath serves as an anchor from which allocations to equity/non-traditional and fixed income may deviate from year to year to reflect intermediate capital market expectations. The current Glidepath reflects such intermediate expectations. The current Glidepath is reviewed annually and deviations are constrained so as to preserve the general risk and return characteristics of the strategic Glidepath. The Fund’s allocations to the broad asset classes (equity/non-traditional and fixed income) as set forth in the current Glidepath are not expected to vary from the Fund’s allocations set forth in the strategic Glidepath by more than plus or minus 5%. Where the term “Glidepath” is used by itself in this prospectus, it applies to both the strategic Glidepath and the current Glidepath. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund's investments in the Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is “ratcheted” annually to shift the Fund’s allocation gradually from equity investments toward fixed income investments in accordance with the current Glidepath. In addition, the Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations dictated by the current Glidepath (as then in effect) with respect to the Underlying Funds in which the Fund is invested. The following chart illustrates the Fund’s strategic Glidepath:The information in the table below represents the approximate current allocations for the Fund.Fund NameEquity and Non-TraditionalFixed IncomePGIM Target Date 2070 Fund97%3%Pursuant to the annual ratcheting described above, this asset class mix may change each year. In addition, the Fund’s subadviser will review the current Glidepath and the Fund’s asset allocations to Underlying Funds annually to determine, in its discretion, whether the then current Glidepath allocations remain suitable to meet the Fund’s investment objective. Based on such reviews, the subadviser may, without prior notification to shareholders, make changes to the current Glidepath and/or the Fund’s asset allocations as it deems appropriate to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. There is no assurance that the Fund’s objective will be achieved. The Fund shall maintain not less than the minimum total allocation to fixed income investments and such other constraints, if any, as may be required for it to be considered a Qualified Default Investment Alternative as defined under the Employee Retirement Income Security Act of 1974 (“ERISA”) and determined by the U.S. Department of Labor. At the time when the Fund’s target allocations match the asset allocations of the PGIM Target Date Income Fund (the “Income Fund”), PGIM Investments expects, subject to approval by the Board of Trustees, to combine the Fund with the Income Fund without shareholder approval, and the Fund’s shareholders will become shareholders of the Income Fund. This is expected to occur approximately ten years following the Fund’s target date. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is designed for investors expecting to retire in or close to the year 2070 (the “target date”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors. The Fund will invest in Underlying Funds that provide exposure to equity, fixed income and non-traditional asset classes.
PGIM Jennison Diversified Growth Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with growth characteristics.For purposes of the Fund’s 80% investment policy, the Fund considers a company to have growth characteristics if (i) the company’s securities are represented on any growth index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company could experience sales or earnings growth, or high returns on equity and assets.The Fund may actively and frequently trade its portfolio securities. Subject to the Fund’s 80% investment policy, the subadviser uses a bottom-up, fundamental research-intensive approach to identify companies with attractive valuations and sustained above-average growth in revenues, earnings, and cash flows. The subadviser supplements this fundamental analysis with an analysis of quantitative factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser’s fundamental and quantitative analyses, the subadviser constructs a diversified portfolio using a technique known generally as portfolio optimization. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers a company to have growth characteristics if (i) the company’s securities are represented on any growth index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company could experience sales or earnings growth, or high returns on equity and assets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers a company to have growth characteristics if (i) the company’s securities are represented on any growth index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company could experience sales or earnings growth, or high returns on equity and assets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with growth characteristics.
PGIM Jennison Rising Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies expected to experience dividend growth over time.For purposes of the Fund’s 80% investment policy, the Fund considers a company to have the potential for dividend growth over time if the subadviser believes the company’s management has shown a willingness to return capital to shareholders, and the company’s underlying metrics, including, but not limited to, year over year dividend change and projected dividend growth, indicate that the company may be able to sustain and grow its dividends over time.The Fund’s investments will primarily be in large-capitalization companies, defined as those companies with a market capitalization equal to or greater than $1 billion, although the Fund may invest in issuers of all capitalization ranges. While the Fund intends primarily to be invested in the securities of U.S. issuers, the Fund may invest up to 50% of its net assets in foreign securities, which may include securities from emerging markets. Equity and equity-related securities include common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, securities of real estate investment trusts (“REITs”) and income and royalty trusts, and other similar securities. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers a company to have the potential for dividend growth over time if the subadviser believes the company’s management has shown a willingness to return capital to shareholders, and the company’s underlying metrics, including, but not limited to, year over year dividend change and projected dividend growth, indicate that the company may be able to sustain and grow its dividends over time.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers a company to have the potential for dividend growth over time if the subadviser believes the company’s management has shown a willingness to return capital to shareholders, and the company’s underlying metrics, including, but not limited to, year over year dividend change and projected dividend growth, indicate that the company may be able to sustain and grow its dividends over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies expected to experience dividend growth over time.
PGIM 60 40 Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund pursues its objective by primarily investing in a portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that provide exposure to equity and fixed income. The investments held by Underlying Funds that provide exposure to equities will include equity and equity-related securities of large capitalization U.S. companies. Underlying Funds that provide exposure to fixed income will invest primarily in bonds. Such fixed income securities may include below investment grade bonds, commonly known as “junk bonds.” The Fund intends to invest a significant portion of its equity assets in the PGIM Quant Solutions Large-Cap Core Fund (the “Large-Cap Core Fund”). The Large-Cap Core Fund’s investment objective is long-term growth of capital. The Large-Cap Core Fund’s goal is to outperform the returns of the S&P 500 Index over the long term. The Large-Cap Core Fund normally invests at least 80% of its investable assets in equity and equity-related securities of large capitalization U.S. companies. The Fund intends to invest a significant portion of its fixed income assets in the PGIM Total Return Bond ETF (the “Total Return Bond ETF”). The investment objective of the Total Return Bond ETF is to seek total return. The Total Return Bond ETF’s subadviser allocates assets among different debt securities, including (but not limited to) U.S. Government securities, mortgage-related and asset-backed securities (including collateralized debt obligations and collateralized loan obligations), corporate debt securities and foreign debt securities. The Total Return Bond ETF may invest up to 30% of its investable assets in speculative, high-risk, below investment grade securities. These securities are also known as high yield debt securities or junk bonds. The Total Return Bond ETF may invest up to 30% of its investable assets in foreign debt securities, including emerging market debt securities. The Fund normally intends to obtain exposure to equity securities in an amount equal to approximately 60% of its total assets and exposure to fixed income securities in an amount equal to approximately 40% of its total assets. In order to obtain this exposure, under normal circumstances, the Fund intends to invest primarily in Underlying Funds, although the Fund may also make investments directly in equity and fixed income securities, or in a combination of securities and Underlying Funds. Variations in the target asset allocation between equity and fixed income securities, through investments in Underlying Funds, are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 60%/40%, the Fund may have an equity/fixed income allocation that ranges from 70%/30% to 50%/50%. Although variations beyond the 10% range are generally not permitted, Fund management may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal. The subadviser is responsible for asset allocation of the Fund and will monitor the Fund’s investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund is rebalanced periodically (typically monthly) to maintain the target asset allocations to the Underlying Funds in which the Fund is invested.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund normally intends to obtain exposure to equity securities in an amount equal to approximately 60% of its total assets and exposure to fixed income securities in an amount equal to approximately 40% of its total assets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by primarily investing in a portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that provide exposure to equity and fixed income.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Large-Cap Core Fund normally invests at least 80% of its investable assets in equity and equity-related securities of large capitalization U.S. companies.